State Street Institutional Investment Trust

(The “Trust”)

Supplement dated March 30, 2020 to the
Statements of Additional Information (the “SAIs”), each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trust listed on Appendix A

Effective immediately, the following discussion is added to the “ADDITIONAL INVESTMENTS AND RISKS” section in each SAI:

Market Turbulence Resulting from COVID-19

An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally in a short period of time. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

03302020SUP6

APPENDIX A

STATE STREET EQUITY 500 INDEX FUND Administrative Shares (STFAX) Class R Shares (SSFRX) Service Shares (STBIX) Class A (SSSVX) Class I (SSSWX) Class K (SSSYX)	April 30, 2019	STATE STREET TARGET RETIREMENT 2065 FUND Class I (SSFJX) Class K (SSFKX)	February 20, 2020
STATE STREET AGGREGATE BOND INDEX FUND Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)	April 30, 2019	STATE STREET TARGET RETIREMENT FUND Class I (SSFNX) Class K (SSFOX)	April 30, 2019
STATE STREET DEFENSIVE GLOBAL EQUITY FUND Class A (SSGGX) Class I (SSGMX) Class K (SSGKX)	April 30, 2019	STATE STREET AGGREGATE BOND INDEX PORTFOLIO (SSAFX)	April 30, 2019
STATE STREET EMERGING MARKETS EQUITY INDEX FUND Class A (SSUEX) Class I (SSLEX) Class K (SSKEX)	April 30, 2019	STATE STREET CASH RESERVES PORTFOLIO (MMWXX)	April 30, 2019
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND Class A (SSGHX) Class I (SSGJX) Class K (SSGLX)	April 30, 2019	STATE STREET EQUITY 500 INDEX II PORTFOLIO (SSEYX)	April 30, 2019
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND Class A (SSHEX) Class I (SSHNX) Class K (SSHQX)	April 30, 2019	STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO (SSGVX)	April 30, 2019
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX FUND Class A (SSIHX) Class I (SSIKX) Class K (SSIWX)	April 30, 2019	STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO (SSMHX)	April 30, 2019
STATE STREET INTERNATIONAL VALUE SPOTLIGHT FUND Class A (—) Class I (—) Class K (SIVSX)	April 30, 2019	STATE STREET ULTRA SHORT TERM BOND PORTFOLIO (SSTEX)	April 30, 2019
STATE STREET SMALL/MID CAP EQUITY INDEX FUND Class A (SSMJX) Class I (SSMLX) Class K (SSMKX)	April 30, 2019	STATE STREET CHINA EQUITY SELECT FUND Class K (SCSLX)	April 30, 2019
STATE STREET TARGET RETIREMENT 2020 FUND Class I (SSBNX) Class K (SSBOX)	April 30, 2019	STATE STREET ESG LIQUID RESERVES FUND Administration Class (ESBXX) Investor Class (ENVXX) Premier Class (ELRXX) Investment Class (ELGXX) Institutional Class (ELFXX)	July 2, 2019
STATE STREET TARGET RETIREMENT 2025 FUND Class I (SSBRX) Class K (SSBSX)	April 30, 2019	STATE STREET CASH RESERVES FUND Institutional Class (CCQXX) Administration Class (CCVXX) Investment Class (CCWXX) Investor Class (MMDXX) Premier Class (MMEXX)	April 30, 2019
STATE STREET TARGET RETIREMENT 2030 FUND Class I (SSBWX) Class K (SSBYX)	April 30, 2019

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

Premier Class (SSIXX)

Investment Class (SSVXX)

Service Class (LRSXX)

Institutional Class (SSHXX)

Administration Class (SSYXX)

Investor Class (SSZXX)

Trust Class (TILXX)

April 30, 2019
STATE STREET TARGET RETIREMENT 2035 FUND Class I (SSCJX) Class K (SSCKX)	April 30, 2019

STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Premier Class (GVMXX)

Investment Class (GVVXX)

Select Class (GVSXX)

Institutional Class (SAHXX)

Administration Class (SALXX)

Investor Class (SAMXX)

Class G (SSOXX)

Class M (GOMXX)

April 30, 2019
STATE STREET TARGET RETIREMENT 2040 FUND Class I (SSCNX) Class K (SSCQX)	April 30, 2019

STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

Premier Class (TRIXX)

Investment Class (TRVXX)

Select Class (TYSXX)

Administration Class (SSKXX)

Institutional Class (SSJXX)

Investor Class (SSNXX)

April 30, 2019
STATE STREET TARGET RETIREMENT 2045 FUND Class I (SSDDX) Class K (SSDEX)	April 30, 2019

STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

Investment Class (TPVXX)

Premier Class (TPIXX)

Select Class (TPSXX)

Institutional Class (SAJXX)

Investor Class (SAEXX)

Administration Class (SSQXX)

Trust Class (TPLXX)

April 30, 2019
STATE STREET TARGET RETIREMENT 2050 FUND Class I (SSDJX) Class K (SSDLX)	April 30, 2019	STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND (TAQXX)	April 30, 2019
STATE STREET TARGET RETIREMENT 2055 FUND Class I (SSDOX) Class K (SSDQX)	April 30, 2019	STATE STREET ULTRA SHORT TERM BOND FUND Institutional Class (SSTUX) Investment Class (SSUTX)	April 30, 2019
STATE STREET TARGET RETIREMENT 2060 FUND Class I (SSDWX) Class K (SSDYX)	April 30, 2019